VOYA EQUITY TRUST

Voya Large Cap Value Fund

(the "Fund")

Supplement dated June 4, 2021

to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares Prospectus,

and Class P3 Prospectus (each a "Prospectus" and collectively the "Prospectuses")

each dated September 30, 2020

Effective May 31, 2021 Gregory Wachsman, CFA was added as a portfolio manager for the Fund.

Effective May 31, 2021, the Fund's Prospectuses are revised as follows:

1.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Fund's Prospectuses, is hereby deleted in its entirety and replaced with the following.

Portfolio Managers
Vincent Costa, CFA	James Dorment, CFA
Portfolio Manager (since 06/13)	Portfolio Manager (since 12/15)
Gregory Wachsman, CFA
Portfolio Manager (since 05/21)

2.The following paragraph is added to the sub-section entitled "Management of the Funds – The Sub- Advisers and Portfolio Managers – Voya Large Cap Value Fund" of the Fund's Prospectuses:

Gregory Wachsman, CFA, Portfolio Manager, and equity analyst serves on Voya IM's value team covering the financials sector. Mr. Wachsman joined Voya IM in March 2017. Prior to joining Voya IM, Mr. Wachsman was an equity analyst where he covered U.S. banks, brokers, specialty finance and exchanges at Lord Abbett & Co. from 2010-2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Large Cap Value Fund

(the "Fund")

Supplement dated June 4, 2021

to the Fund's Class A, Class C, Class I, Class P3, Class R, Class R6, Class T and Class W shares

Statement of Additional Information (the "SAI")

dated September 30, 2020

Effective May 31, 2021 Gregory Wachsman, CFA was added as a portfolio manager for the Fund.

Effective May 31, 2021, the Fund's SAI is revised as follows:

1.The tables in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the sub-section entitled "Sub-Adviser – Portfolio Management – Sub-Advised by Voya IM" in the Fund's SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
Portfolio Manager	Number	Total Assets	Number	Total	Number	Total
	of		of	Assets	of	Assets
	Accounts		Accounts		Accounts
Gregory Wachsman2	2	$1,863,192,830	0	$0	0	$0

2 As of April 30, 2021
Ownership of Securities
Voya Large Cap Value Fund

Portfolio Manager			Dollar Range of Fund Shares Owned
Gregory Wachsman1				$50,001-$100,000
1 As of April 30, 2021
Voya Large Cap Value Fund

Portfolio Manager			Dollar Range of Fund Shares Allocated Under Deferred
Compensation
Gregory Wachsman1					None
1 As of April 30, 2021

2.The line items with respect to the Fund in the sub-section entitled "Sub-Adviser – Portfolio Management – Compensation" in the Fund's SAI is hereby deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Large Cap Value Fund	Vincent Costa, CFA, James	Russell 1000® Value Index
Dorment, CFA, and Gregory
Wachsman, CFA

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE